Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2013
Accounting Policies [Abstract]
Schedule of Other Property and Investments

Other Property and Investments.    Other property and investments includes (millions of dollars):

	2013	2012
NPL property and equipment	$320	$287
NPL accumulated provision for depreciation and amortization	(163)	(136)
Net cash surrender value of COLI policies	93	80
Other property	11	11

Total	$261	$242

Schedule of Accumulated Removal Costs	The reclassified amounts are presented in the table below (thousands of dollars):

	December 31, 2013	December 31, 2012
Accumulated removal costs	$279,000	$256,000

Schedule of Capitalized and Debt Portion of AFUDC
 Utility plant construction costs, including AFUDC, are recovered in authorized rates through depreciation when completed projects are placed into operation, and general rate relief is requested and granted.

	2013	2012	2011
(In thousands)
AFUDC:
Debt portion	$1,260	$1,129	$718
Equity portion	2,274	1,943	1,154

AFUDC capitalized as part of utility plant	$3,534	$3,072	$1,872

Other Income (Deductions)
The following table provides the composition of significant items included in Other income (deductions) on the consolidated statements of income (thousands of dollars):

	2013	2012	2011
Change in COLI policies	$12,400	$6,600	$700
Interest income	461	924	485
Pipe replacement costs	(132)	(2,680)	(4,761)
Miscellaneous income and (expense)	(429)	(433)	(1,836)

Total other income (deductions)	$12,300	$4,411	$(5,412)

Schedule of Earnings Per Share, Basic and Diluted
Net income was the same for Basic and Diluted EPS calculations.

	2013	2012	2011
(In thousands)
Average basic shares	46,318	46,115	45,858
Effect of dilutive securities:
Stock options	26	42	52
Performance shares	231	254	271
Restricted stock units	183	144	110

Average diluted shares	46,758	46,555	46,291